Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on(4)
Fiscal Year(1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return	Peer Group Total Shareholder Return (5)	Net Income (dollars in millions)	Company Selected Measure (PBTR, dollars in millions) (6)
2022	$10,642,075	$9,853,089	$4,773,473	$4,034,328	$123.49	$111.41	$4,392	$6,495
2021	$12,087,218	$33,708,396	$4,789,858	$9,695,866	$142.87	$127.11	$5,449	$5,208
2020	$10,357,259	$3,926,735	$4,109,333	$2,104,248	$110.08	$95.90	$1,141	$3,934

Company Selected Measure Name	PBTR
Named Executive Officers, Footnote [Text Block]	The CEO, Mr. Hochschild, served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020 and the Company’s other NEOs for the applicable years were as follows:
•2022: Messrs. Greene, Arooni, and Capozzi, and Ms. Offereins.
•2021: Messrs. Greene, Minetti (our EVP, President - Consumer Banking), Capozzi, and Ms. Offereins.
•2020: Messrs. Greene and Minetti, Ms. Offereins, and Ms. Julie Loeger, our then EVP, President - US Cards.

Peer Group Issuers, Footnote [Text Block]	The TSR Peer Group consists of the S&P 500 Financial Index, the industry group that is used in our annual report.
PEO Total Compensation Amount	$ 10,642,075	$ 12,087,218	$ 10,357,259
PEO Actually Paid Compensation Amount	$ 9,853,089	33,708,396	3,926,735
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Hochschild and for the average of the other NEOs is set forth following the footnotes to this table.

Fiscal Year(1)	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Plus Dividends Paid in Fiscal Year on Unvested RSUs ($)(j)	Equals Compensation Actually Paid ($)
PEO
2022	$10,642,075	$—	$—	$(8,000,133)	$8,744,275	$(3,266,076)	$69,248	$596,390	$—	$1,067,310	$9,853,089
2021	$12,087,218	$—	$—	$(7,600,006)	$12,893,421	$15,385,771	$89,761	$(25,750)	$—	$877,981	$33,708,396
2020	$10,357,259	$(49,654)	$—	$(7,350,078)	$4,333,881	$(3,328,183)	$—	$(1,039,134)	$—	$1,002,644	$3,926,735
Other NEOs (Average) (k)
2022	$4,773,473	$—	$—	$(2,551,413)	$2,408,104	$(716,702)	$16,469	$62,098	$—	$42,299	$4,034,328
2021	$4,789,858	$—	$—	$(2,275,118)	$3,647,786	$3,473,750	$21,354	$3,266	$—	$34,970	$9,695,866
2020	$4,109,333	$(39,577)	$—	$(2,389,093)	$1,633,833	$(791,414)	$—	$(457,954)	$—	$39,120	$2,104,248
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of the PEO’s deferred RSUs since such awards were fully vested prior to January 1, 2020, see the table “2022 Nonqualified Deferred Compensation” for additional information.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)Represents dividends paid on unvested RSU awards for the indicated fiscal year.
(k)See footnote 1 above for the NEOs included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,773,473	4,789,858	4,109,333
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,034,328	9,695,866	2,104,248
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year(1)	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Plus Dividends Paid in Fiscal Year on Unvested RSUs ($)(j)	Equals Compensation Actually Paid ($)
PEO
2022	$10,642,075	$—	$—	$(8,000,133)	$8,744,275	$(3,266,076)	$69,248	$596,390	$—	$1,067,310	$9,853,089
2021	$12,087,218	$—	$—	$(7,600,006)	$12,893,421	$15,385,771	$89,761	$(25,750)	$—	$877,981	$33,708,396
2020	$10,357,259	$(49,654)	$—	$(7,350,078)	$4,333,881	$(3,328,183)	$—	$(1,039,134)	$—	$1,002,644	$3,926,735
Other NEOs (Average) (k)
2022	$4,773,473	$—	$—	$(2,551,413)	$2,408,104	$(716,702)	$16,469	$62,098	$—	$42,299	$4,034,328
2021	$4,789,858	$—	$—	$(2,275,118)	$3,647,786	$3,473,750	$21,354	$3,266	$—	$34,970	$9,695,866
2020	$4,109,333	$(39,577)	$—	$(2,389,093)	$1,633,833	$(791,414)	$—	$(457,954)	$—	$39,120	$2,104,248
(a)Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other NEOs, amounts shown represent averages.
(b)Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.
(c)Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d)Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(e)Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year. Excludes the change in value of the PEO’s deferred RSUs since such awards were fully vested prior to January 1, 2020, see the table “2022 Nonqualified Deferred Compensation” for additional information.
(g)Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(i)Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(j)Represents dividends paid on unvested RSU awards for the indicated fiscal year.
(k)See footnote 1 above for the NEOs included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	We believe the “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals related to PBTR, EPS (for the PSU portion of the LTI program), and other performance factors.

Compensation Actually Paid vs. Net Income [Text Block]	We believe the “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals related to PBTR, EPS (for the PSU portion of the LTI program), and other performance factors.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	We believe the “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals related to PBTR, EPS (for the PSU portion of the LTI program), and other performance factors.

Total Shareholder Return Vs Peer Group [Text Block]	We believe the “compensation actually paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the compensation actually paid fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals related to PBTR, EPS (for the PSU portion of the LTI program), and other performance factors.

Tabular List [Table Text Block]
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2022. In addition to the metrics noted below, the Company’s decision making process also incorporates annual objectives relating to other performance factors. Please see the CD&A for a further description of the metrics used in the Company’s executive compensation program.

Unranked Listing of Most Important Performance Measures
PBTR
EPS
Relative TSR

Total Shareholder Return Amount	$ 123.49	142.87	110.08
Peer Group Total Shareholder Return Amount	111.41	127.11	95.90
Net Income (Loss)	$ 4,392,000,000	$ 5,449,000,000	$ 1,141,000,000
Company Selected Measure Amount	6,495,000,000	5,208,000,000	3,934,000,000
PEO Name	Mr. Hochschild
Additional 402(v) Disclosure [Text Block]	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for the CEO, Mr. Hochschild, and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs reported for the applicable year other than Mr. Hochschild.Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	PBTR
Non-GAAP Measure Description [Text Block]	he Compensation Committee selected PBTR. PBTR is derived by adding: 1) the change in the allowance for credit losses, (ii) the reclassification of the liability for expected credit losses on unfunded commitments, (iii) income tax expense and, (iv) net income. The Compensation Committee believes that PBTR is a critical measure of the core operating performance of the business that increases focus on factors the Company’s incentive-eligible employees are most able to directly impact and influence. Please see “Annex A” for a reconciliation of PBTR growth to net income growth calculated in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Adjustment, Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (49,654)
PEO [Member] | Adjustment, Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,000,133)	(7,600,006)	(7,350,078)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,744,275	12,893,421	4,333,881
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,266,076)	15,385,771	(3,328,183)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,248	89,761	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	596,390	(25,750)	(1,039,134)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Dividends Paid in Fiscal Year on Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,067,310	877,981	1,002,644
Non-PEO NEO [Member] | Adjustment, Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(39,577)
Non-PEO NEO [Member] | Adjustment, Service Costs Under Defined Benefit and Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,551,413)	(2,275,118)	(2,389,093)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,408,104	3,647,786	1,633,833
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(716,702)	3,473,750	(791,414)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,469	21,354	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	62,098	3,266	(457,954)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Dividends Paid in Fiscal Year on Unvested RSUs [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 42,299	$ 34,970	$ 39,120